Revenue	12 Months Ended
Jun. 30, 2025
Revenue [Abstract]
REVENUE

NOTE 17 – REVENUE

The Company disaggregated senior care services revenue into the sales of the E-watch and the care service. Sales of  E-watches are recognized in revenue at a point in time while revenue from care service is recognized over a period of time. Deferred portion of senior care service is recorded as a liability (advances from customers) in the company’s balance sheet.

Revenue	2025	2024 (reclassified)	2023 (reclassified)
Installation and maintenance	$32,117,882	$29,773,730	$41,177,200
Housekeeping	15,861,366	15,409,924	17,210,122
Senior care services	353,404	3,270,516	4,292,886
Sales of E-watch	-	754,940	2,223,067
Educational consulting services	1,070,304	1,257,045	1,050,397
Total	$49,402,956	$50,466,155	$65,953,672

Revenue from sales of pharmaceutical products, which was previously included since its acquisition from business combination during the year ended June 30, 2023, are now presented as part of discontinued operations following the disposal of Zhongrun during the year ended June 30, 2025.